Restatement - Schedule of Consolidated Statements of income and Comprehensive income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Consolidated Statements of income and Comprehensive income - Other Items
Change in fair value of derivative liability	$ 10,751,225	$ (7,176,949)
Revaluation of digital currencies	24,579	14,768,256
Gain on sale of digital currencies		5,879,880
Net income for the year	79,622,129	24,144,242
Other comprehensive income
Revaluation gain on digital currencies	12,254,538	9,957,582
Net income and comprehensive income for the year	$ 92,964,005	$ 34,464,942
Basic income per share (in dollars per share)	$ 1.02	$ 0.35
Diluted income per share (in dollars per share)	$ 0.94	$ 0.33
As previously reported [Member]
Consolidated Statements of income and Comprehensive income - Other Items
Change in fair value of derivative liability		$ (857,702)
Revaluation of digital currencies		24,725,838
Gain on sale of digital currencies		7,998,493
Net income for the year		42,539,684
Other comprehensive income
Revaluation gain on digital currencies		0
Net income and comprehensive income for the year		$ 42,902,802
Basic income per share (in dollars per share)		$ 0.6
Diluted income per share (in dollars per share)		$ 0.6
Adjustments [Member]
Consolidated Statements of income and Comprehensive income - Other Items
Change in fair value of derivative liability		$ (6,319,247)
Revaluation of digital currencies		(9,957,582)
Gain on sale of digital currencies		(2,118,613)
Net income for the year		(18,395,442)
Other comprehensive income
Revaluation gain on digital currencies		9,957,582
Net income and comprehensive income for the year		$ (8,437,860)
Basic income per share (in dollars per share)		$ (0.25)
Diluted income per share (in dollars per share)		$ (0.27)